Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income	5(c)	2,080	—	—	2,080
Other non-current assets	5(d)	—	—	1,724	1,724
		2,080	—	143,447	145,527
As of June 30, 2020
Cash & cash equivalents	5(a)	—	—	129,328	129,328
Trade & other receivables	5(b)	—	—	1,574	1,574
Financial assets at fair value through other comprehensive income	5(c)	1,871	—	—	1,871
Other non-current assets	5(d)	—	—	3,311	3,311
		1,871	—	134,213	136,084

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2021
Trade and other payables	5(e)	—	—	19,598	19,598
Borrowings	5(f)	—	—	94,245	94,245
Contingent consideration	5(g)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252
As of June 30, 2020
Trade and other payables	5(e)	—	—	24,972	24,972
Borrowings	5(f)	—	—	89,478	89,478
Contingent consideration	5(g)(iii)	—	45,166	—	45,166
		—	45,166	114,450	159,616

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020

Cash at bank	136,430	128,916
Deposits at call(1)	451	412
	136,881	129,328

(1)	As of June 30, 2021 and June 30, 2020, interest-bearing deposits at call include amounts of $0.5 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments
(i)	Trade receivables

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Trade debtors	2,000	678
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	—
Security deposit	252	252
Other recoverable taxes (Goods and services tax and value-added tax)	646	173
Trade and other receivables	4,842	1,574

(ii)	Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Clinical trial research and development expenditure	2,823	3,304
Prepaid insurance and subscriptions	1,921	1,337
Other	1,760	1,005
Prepayments	6,504	5,646

Summary of Financial Assets at Fair Value through Other Comprehensive Income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Unlisted securities:
Equity securities	2,080	1,871
	2,080	1,871

Summary of Other Non-current Assets	Other non-current assets
	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Bank Guarantee	546	660
Letter of Credit	1,178	1,178
U.S. Tax credits	—	1,473
	1,724	3,311

Summary of Trade and Other Payables	Trade and other payables
	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Trade payables and other payables	19,598	24,972
Trade and other payables	19,598	24,972

Summary of Borrowings

f.Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,751)	(6,738)
Amortization of carrying amount, net of payments made	20,996	16,216
	94,245	89,478

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Borrowings
Current	53,200	32,455
Non-current	41,045	57,023
	94,245	89,478

Summary of Net Debt
(iii)	Net debt reconciliation

(in U.S. dollars, in thousands)	As of June 30,

	2021	2020
Cash and cash equivalents	136,881	129,328
Borrowings	(94,245)	(89,478)
Lease liabilities	(11,250)	(9,836)
Net Debt(1)	31,386	30,014

Cash and cash equivalents	136,881	129,328
Gross debt - fixed interest rates	(52,631)	(49,414)
Gross debt - variable interest rates	(52,864)	(49,900)
Net Debt(1)	31,386	30,014
(1)	Net debt amount includes leases and borrowing arrangements

Summary of Net Debt Reconciliation
	Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2020	(89,478)	(9,836)	(99,314)	129,328	30,014
Cash Flows(1)	—	2,931	2,931	6,138	9,069
Remeasurement of borrowing arrangements	5,225	—	5,225	—	5,225
Other Changes(2)	(9,992)	(3,604)	(13,596)	—	(13,596)
Acquisition – leases	—	(395)	(395)	—	(395)
Foreign exchange adjustments	—	(346)	(346)	1,415	1,069
Net Debt as at June 30, 2021	(94,245)	(11,250)	(105,495)	136,881	31,386

(1)	Cash flows include the payments of lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)

Other changes include modification of leases, accrued interest expense and interest payments for borrowings and leases which are presented as operating cash flows in the statement of cash flows when paid.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2021 and June 30, 2020 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

As of June 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,871	1,871
Total Financial Assets		—	—	1,871	1,871

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	45,166	45,166
Total Financial Liabilities		—	—	45,166	45,166

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the years ended June 30, 2021 and June 30, 2020:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2019	47,534
Amount used during the period	(988)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(1,380)
Closing balance - June 30, 2020	45,166

Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(18,687)
Closing balance - June 30, 2021	25,409

(1)

In the year ended June 30, 2020, a gain of $1.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, market penetration, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2021, a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,	Fair value as of June 30,	Valuation	Unobservable	Year Ended June 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2021	2020	technique	inputs(1)	2021	2020	fair value
Contingent consideration provision	25,409	45,166	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended 30 June, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

				Expected unit sales price	n/a	n/a

Year ended 30 June, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Year ended 30 June, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Year ended 30 June, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

Year ended June 30, 2020: A 10% and 20% increase in the probability of success assumptions would increase the fair value by 9% and 12.9%, respectively, and a 10% and 20% decrease in the probability of success assumptions would decrease the fair value by 9% and 18%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2021	2020
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,328	28,801
Fair value of royalty payments from commercialization of the intellectual property acquired	7,081	16,365
	25,409	45,166